Prepaid Expenses and Other Current Assets (Details) - USD ($)	Oct. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Dec. 14, 2020	Feb. 26, 2019
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Equity interest rate	10.00%			100.00%
Cash consideration			$ 400,000
Discount to market price			20.00%
Subsequent Event [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Other receivables		$ 400,000
Purchase Agreement [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Equity interest rate			100.00%
Yushu Kingo [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Advance payment					$ 4,937,664